SUBSEQUENT EVENTS (Details)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Feb. 28, 2013 Subsequent event Series B convertible preferred shares USD ($)	Feb. 28, 2013 Subsequent event Series B convertible preferred shares CNY
Subsequent events
Shares issued under the Share Purchase Agreement (in shares)			33,333,333	33,333,333
Share price of shares issued under the Share Purchase Agreement (in dollars per share)	$ 94.36		$ 1.1
Aggregate consideration from issuance of convertible preferred shares	$ 10,226,132	63,709,828	$ 36,700,000	228,300,000